Earnings/(Losses) Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [abstract]
Summary of Earnings/(losses) per share

	2022	2021	2020

Profit/(loss) attributable to equity holders of the parent (US$m)	6,498	1,983	(4,028)
Weighted average number of shares on issue for basic earnings/(loss) per share	1,511,257,404	962,604,811	951,113,086
Effect of dilution from contingently issuable shares	13,061,376	9,023,439	-
Weighted average number of shares on issue adjusted for the effect of dilution 1	1,524,318,780	971,628,250	951,113,086
Basic earnings/(losses) per share (US cents)	430.0	206.0	(423.5)
Diluted earnings/(losses) per share (US cents)	426.3	204.1	(423.5)

1.	The contingently issuable shares in 2020 have an anti-dilutive impact.